Stock Options and Grants (Details Textual)	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 30, 2017 $ / shares shares	Nov. 01, 2016 USD ($) Employees Directors $ / shares shares	Oct. 26, 2016 shares	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)
Stock Options and Grants (Textual)
Unrecognized compensation costs				$ 555,600
Non-vested stock options weighted average period				1 year 4 months 28 days
Stock price | $ / shares				$ 3.00
Granted options to purchase | shares	247,343			598,548
Exercise price | $ / shares	$ 3.00
Successor [Member]
Stock Options and Grants (Textual)
stock-based compensation expense				$ 154,383		$ 188,343
Unrecognized compensation costs						$ 179,881
Non-vested stock options weighted average period						1 year 8 months 5 days
Stock price | $ / shares						$ 3.0
Predecessor [Member]
Stock Options and Grants (Textual)
stock-based compensation expense					$ 46,898		$ 119,146	$ 192,776
2016 Plan [Member] | Paul Galvin [Member]
Stock Options and Grants (Textual)
Granted options to purchase | shares		111,606
Exercise price | $ / shares		$ 3.00
Fair value of options		$ 272,834
2016 Plan [Member] | Stevan Armstrong [Member]
Stock Options and Grants (Textual)
Granted options to purchase | shares		43,677
Exercise price | $ / shares		$ 3.00
Fair value of options		$ 272,834
2016 Plan [Member] | Director [Member]
Stock Options and Grants (Textual)
Granted options to purchase | shares		63,333
Exercise price | $ / shares		$ 3.00
Fair value of options		$ 272,834
Number of directors | Directors		4
2016 Plan [Member] | Successor [Member]
Stock Options and Grants (Textual)
Restricted stock or options issued | shares			500,000
Common stock available for issuance | shares						204,499
2016 Plan One [Member] | Mahesh Shetty [Member]
Stock Options and Grants (Textual)
Granted options to purchase | shares		21,828
Exercise price | $ / shares		$ 3.00
Fair value of options		$ 95,390
2016 Plan One [Member] | Employee [Member]
Stock Options and Grants (Textual)
Granted options to purchase | shares		54,596
Exercise price | $ / shares		$ 3.00
Fair value of options		$ 95,390
Number of employees | Employees		2